OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2023, are as follows:

Year ending December 31,	(in thousands of $)
2024	521,445
2025	397,284
2026	389,385
2027	273,138
2028	215,273
Thereafter	153,815
Total minimum lease revenues	1,950,340

Cost and accumulated depreciation of vessels leased to third parties on non-cancellable operating leases
The cost and accumulated depreciation of vessels (owned and under finance leases) leased to third parties on non-cancelable operating leases as of December 31, 2023 and 2022 were as follows:

(in thousands of $)	2023	2022
Cost	3,258,451	3,062,551
Accumulated depreciation	(808,414)	(614,698)
Total	2,450,037	2,447,853